Related-Party Transactions (Cash Payments Made To (Received From) Members Related To Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Federal income taxes	$ (114)		$ 135
Texas margin taxes	20	$ 20	24
Total payments (receipts)	(94)	20	159
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes	(102)		108
Texas margin taxes	20	20	24
Total payments (receipts)	(82)	$ 20	132
Texas Transmission Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	(12)		27
Total payments (receipts)	$ (12)		$ 27